Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-3

Collection Period	02/01/21-02/28/21
Determination Date	3/9/2021
Distribution Date	3/15/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$478,002,403.27
2.	Collections allocable to Principal		$20,997,754.02
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$786,426.47
5.	Pool Balance on the close of the last day of the related Collection Period		$456,218,222.78
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		44,681
7.	Initial Pool Balance		$1,440,087,231.83
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$254,921,792.65	$233,137,612.16
	e. Class A-4 Note Balance	$107,900,000.00	$107,900,000.00
	f. Class B Note Balance	$41,700,000.00	$41,700,000.00
	g. Class C Note Balance	$33,900,000.00	$33,900,000.00
	h. Class D Note Balance	$29,500,000.00	$29,500,000.00
	i. Note Balance (sum a - h)	$467,921,792.65	$446,137,612.16
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.5541778	0.5068209
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3272180	0.3119843
10.	Overcollateralization Target Amount		$10,080,610.62
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$10,080,610.62
12.	Weighted Average Coupon		8.31%
13.	Weighted Average Original Term	months	67.58
14.	Weighted Average Remaining Term	months	33.15
15.	1-Month LIBOR for the interest period ending 3/14/2021		0.10738%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/14/2021		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,219,870.85
	b. Liquidation Proceeds allocable to Finance Charge		$1,346.93
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,221,217.78
18.	Principal:
	a. Collections allocable to Principal		$20,997,754.02
	b. Liquidation Proceeds allocable to Principal		$519,816.20
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$21,517,570.22
19.	Total Finance Charge and Principal Collections (17d + 18d)		$24,738,788.00
20.	Interest Income from Collection Account		$161.07
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$24,738,949.07

Available Funds
23.	Available Collections	$24,738,949.07
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$24,738,949.07
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$398,335.34
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$398,335.34
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$664,921.01
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	664,921.01
	q. Class A-4 Monthly Interest	$294,027.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$294,027.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$119,540.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$119,540.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$101,417.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$101,417.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$96,120.83
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$96,120.83

36.	Quaternary Principal Distributable Amount	$11,703,569.87
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$13,377,932.05
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$10,080,610.62
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,221,217.78
	b. Total Daily Deposits of Principal Collections	$21,517,570.22
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$161.07
	e. Total Deposits to Collection Account (sum a - d)	$24,738,949.07
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$398,335.34
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,060,207.33
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,280,406.40
	f. Total Withdrawals from Collection Account (sum a - e)	$24,738,949.07
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$664,921.01
	e. Class A-4 Interest Distribution	$294,027.50
	f. Class B Interest Distribution	$119,540.00
	g. Class C Interest Distribution	$101,417.50
	h. Class D Interest Distribution	$96,120.83
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$21,784,180.49
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$23,060,207.33
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$22,449,101.50
	e. Class A-4 Distribution	$294,027.50
	f. Class B Distribution	$119,540.00
	g. Class C Distribution	$101,417.50
	h. Class D Distribution	$96,120.83
	i. Total Withdrawals from Note Payment Account (sum a - h)	$23,060,207.33

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,280,406.40
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,280,406.40
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,600,218.08
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,600,218.08
51.	Investment Earnings	$27.72
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,600,245.80
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$27.72
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,600,218.08
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$398,335.34
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$23,060,207.33
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,280,406.40
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$27.72
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$22,449,101.50
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$294,027.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$119,540.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$101,417.50
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$96,120.83
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,280,406.40

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	917	$11,931,811.07
	b. 61 to 90 days past due	406	$5,544,824.26
	c. 91 to 120 days past due	100	$1,187,658.26
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,423	$18,664,293.59
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		4.0911%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	65	$786,426.47
77.	Recoveries	192	$521,163.13
78.	Net Losses (Ln 76 - Ln 77)		$265,263.34
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0555%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,930	$42,005,559.10
81.	Recoveries	2,429	$19,485,420.61
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$22,520,138.49
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.5638%
84.	Average Net Loss on Defaulted Receivables		$7,686.05

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$2,650,114.70
86.	Pool Balance on the close of the last day of the preceding Collection Period		$478,002,403.27
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.55%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,100,494,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 9, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer